NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Schedule of cash flows generated from operating activities

		For the years ended December 31
	Notes	2019	2020	2021
		(Restated)	(Restated)
Cash flows generated from operating activities
Profit before income tax		1,865,604	2,189,271	10,178,780
Adjustments for:
Share of profits of joint ventures	9 (a)	(270,115)	(180,502)	(164,100)
Share of profits of associates	9 (b)	(48,767)	(145,737)	(272,584)
Depreciation of property, plant and equipment	7	7,106,765	7,161,476	7,375,559
Depreciation of investment properties	8	26,559	24,405	24,450
Depreciation of right-of-use assets	20	1,075,825	767,553	744,511
Amortization of intangible assets	6	338,938	459,482	377,714
Amortization of prepaid expenses included in other non-current assets		248,145	274,745	192,148
Loss/(gain) on write-off and disposal of property, plant and equipment and intangible assets, net		(243,622)	(319,796)	650,711
Impairment loss on property, plant and equipment		259,354	416,842	2,328,131
Impairment loss of investment properties		87	—	—
Impairment loss of intangible assets		—	416	196,426
Impairment loss of right-of-use assets	20	1,448	15,790	90,090
Impairment loss of inventory		1,163,272	1,321,387	456,538
Impairment loss of trade and notes receivables		154,409	338,972	327,131
Impairment loss of other currents assets		16,607	640,189	1,042,041
Impairment loss of non-current assets		—	—	15,716
Realized and unrealized gains on futures, option and forward contracts	28	(50,820)	(512,984)	604,734
Loss/(gain) on disposal of subsidiaries	28	(261,187)	(11,305)	27,404
Loss on factoring of accounts receivable		—	—	83,293
Gain on disposal of investment in a joint venture		(159,514)	—	—
Gain on acquisition of associates		(295,288)	—	—
Dividends from other financial assets measured at fair value		(97,775)	(82,794)	(10,912)
Finance cost	29	4,921,541	4,420,438	3,846,101
Others		(146,171)	5,106	127,680
		15,605,295	16,782,954	28,241,562

Changes in working capital:
Decrease/(increase) in inventories		(233,278)	(1,667,622)	727,363
Increase in trade and notes receivables		(1,173,422)	(4,524,806)	(1,294,952)
Decrease/ (increase) in other current assets		(382,938)	230,869	125,731
Decrease in restricted cash		859,507	249,744	(268,711)
(Increase)/decrease in other non-current assets		547,856	(70,637)	25,803
Increase/(decrease) in trade and notes payables		(1,400,318)	3,004,899	1,318,486
Increase/(decrease) in other payables and accrued liabilities		(555,890)	1,884,283	1,702,821
(Decrease)/increase in other non-current liabilities		(206,354)	(177,045)	(62,592)
Cash generated from operations		13,060,458	15,712,639	30,515,511
PRC corporate income taxes paid		(554,582)	(805,171)	(2,285,126)
Net cash generated from operating activities		12,505,876	14,907,468	28,230,385

Major non-cash transactions of investing activities and financing activities

Acquisition of minority interests for nil consideration		149,322	—	—
Notes receivables endorsed as payment for purchase of property, plant and equipment and lease liabilities		1,504,162	2,276,782	3,135,322
Acquisition of other financial assets measured at fair value through other comprehensive income by exchanging equity in a subsidiary		350,911	—	—
Increase/(decrease) of right of use assets		—	(7,361)	6,269,450
Acquisition of business		—	42,230	—
		2,004,395	2,311,651	9,404,772

Schedule of reconciliation of liabilities arising from financing activities

	Liabilities from financing activities					Other assets
				Other payables
				arising from
		Medium-term		financing		Cash/bank
	Borrowings	notes and bonds	Leases	activities	Sub Total	Overdraft	Total
Net debt as of January 1, 2020	60,074,053	33,086,852	8,369,262	10,791,507	112,321,674	—	112,321,674
Financing cash flows	2,909,944	(11,689,958)	(1,748,202)	(4,021,065)	(14,549,281)	—	(14,549,281)
New leases and modification of contract	—	—	(7,361)	—	(7,361)	—	(7,361)
Foreign exchange adjustments	(131,358)	(178,972)	—	—	(310,330)	—	(310,330)
Other changes	—	—	—	—	—	—	—
Non-cash financing activities	—	168,713	472,452	4,282,403	4,923,568	—	4,923,568
Transfer between bank deposits and overdrafts	—	—	—	—	—	899,955	899,955

Net debt as of December 31, 2020	62,852,639	21,386,635	7,086,151	11,052,845	102,378,270	899,955	103,278,225

Financing cash flows	(11,477,586)	3,276,882	(639,675)	(3,966,393)	(12,806,772)	—	(12,806,772)
New leases and modification of contract	—	—	6,269,450	—	6,269,450	—	6,269,450
Foreign exchange adjustments	(30,537)	(143,597)	—	—	(174,134)	—	(174,134)
Other changes	—	—	—	—	—	—	—
Non-cash financing activities	—	143,080	(121,471)	3,677,507	3,699,116	—	3,699,116
Transfer between bank deposits and overdrafts	—	—	—	—	—	(899,955)	(899,955)

Net debt as of December 31, 2021	51,344,516	24,663,000	12,594,455	10,763,959	99,365,930	—	99,365,930

Schedule of total cash outflow for leases

	For the years ended December 31
	2019	2020	2021
Within operating activities	65,426	91,537	51,739
Within financing activities	3,032,106	1,748,202	639,675
	3,097,532	1,839,739	691,414